Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment of December 31, 2020 and 2019 were as follows:

(in thousands)	Estimated useful life (in years)	2020	2019
Land	—	$18,903	$17,684
Buildings and improvements	5-40	362,902	341,032
Machinery and equipment	3-10	322,379	292,294
Computer software	3-7	260,730	301,604
Furniture and office equipment	3-10	108,339	102,901
Construction in progress	—	116,562	98,858
		1,189,815	1,154,373
Less: Accumulated depreciation and amortization		(630,443)	(699,130)
Property, plant and equipment, net		$559,372	$455,243

In 2019, we began restructuring initiatives to target resource allocation to growth opportunities in our Sample to Insight portfolio and in connection therewith, we recorded impairments. Asset impairment charges for the years ended December 31, 2020, 2019 and 2018 were as follows:

(in thousands)	2020	2019	2018
Machinery and equipment	$77	$9,177	$—
Computer software	—	44,649	2,911
Furniture and office equipment	315	4,030	—
Construction in progress	642	41,870	4,979
Total impairment in property, plant and equipment	$1,034	$99,726	$7,890
During the year ended December 31, 2020, $1.0 million of impairments were related to the 2019 Restructuring program discussed in Note 6 "Restructuring and Impairments". In 2019, $98.5 million of impairments were related to the 2019 Restructuring program while the remaining $1.2 million were related to other identified impairments during the year. In 2018, we recorded asset impairment charges of $7.9 million of internal-use software of which $1.6 million were related to the 2017 Restructuring program discussed in Note 6 and $6.3 million were related to strategic shifts in our business.
For the years ended December 31, 2020, 2019 and 2018 depreciation and amortization expense totaled $78.6 million, $86.0 million and $87.9 million, respectively. For the years ended December 31, 2020, 2019 and 2018 amortization related to computer software to be sold, leased or marketed totaled $7.4 million, $18.3 million and $17.2 million, respectively. Impairment charges related to computer software to be sold, leased or marketed are included in computer software and construction in progress in the table above and totaled $65.9 million for the year ended December 31, 2019. As of
December 31, 2020 and 2019, the unamortized balance of computer software to be sold, leased or marketed was $50.5 million and $36.6 million, respectively.
Repairs and maintenance expense was $13.8 million, $10.7 million and $12.1 million in 2020, 2019 and 2018, respectively. For the year ended December 31, 2020, construction in progress primarily includes amounts related to projects to expand production lines as well as increase capacity of manufacturing as well as ongoing software development projects. For the years ended December 31, 2020, 2019 and 2018, interest capitalized in connection with construction projects was not significant.